Subsequent Events (Details)	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent event, description	The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.